Note 13 - Other Income - Other Income (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance recovery	$ 0	$ 2,262
Federal and state government subsidies	42,713	153,001
Rental income	137,219	163,397
Other income	2,054	112,052
Other Nonoperating Income (Expense), Total	$ 181,986	$ 430,712